33. Assets by operating segment (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Current assets		$ 27,388	$ 27,812
Non-current assets		162,622	201,928
Long-term receivables		20,200	17,691
Investments		3,273	5,499
Property, plant and equipment	[1]	124,201	159,265
Intangible assets		14,948	19,473	$ 2,805
Total Assets		190,010	229,740
Operating assets [member]
Disclosure of operating segments [line items]
Current assets		27,388	27,812
Non-current assets		162,622	201,928
Long-term receivables		20,200	17,691
Investments		3,273	5,499
Property, plant and equipment		124,201	159,265
Operating assets		108,758	137,313
Under construction		15,443	21,952
Intangible assets		14,948	19,473
Total Assets		190,010	229,740
Operating segments [member] | Exploration and production [member]
Disclosure of operating segments [line items]
Current assets		5,333	5,734
Non-current assets		114,947	148,546
Long-term receivables		4,745	6,456
Investments		390	592
Property, plant and equipment		95,222	122,496
Operating assets		84,916	106,331
Under construction		10,305	16,165
Intangible assets		14,590	19,002
Total Assets		120,280	154,280
Operating segments [member] | Refining transportation and marketing [member]
Disclosure of operating segments [line items]
Current assets		8,170	12,273
Non-current assets		23,879	31,248
Long-term receivables		2,539	3,299
Investments		400	1,109
Property, plant and equipment		20,842	26,710
Operating assets		18,304	23,630
Under construction		2,537	3,080
Intangible assets		98	130
Total Assets		32,049	43,521
Operating segments [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Current assets		1,975	1,932
Non-current assets		8,321	10,781
Long-term receivables		976	1,369
Investments		607	1,067
Property, plant and equipment		6,614	8,181
Operating assets		4,300	5,605
Under construction		2,315	2,576
Intangible assets		124	164
Total Assets		10,296	12,713
Operating segments [member] | Corporate and other business [member]
Disclosure of operating segments [line items]
Current assets		15,337	12,700
Non-current assets		15,473	11,390
Long-term receivables		11,938	6,567
Investments		1,876	2,731
Property, plant and equipment		1,523	1,915
Operating assets		1,238	1,784
Under construction		286	131
Intangible assets		136	177
Total Assets		30,810	24,090
Eliminations [member] | Operating assets [member]
Disclosure of operating segments [line items]
Current assets		(3,427)	(4,827)
Non-current assets		2	(37)
Long-term receivables		2
Property, plant and equipment			(37)
Operating assets			(37)
Total Assets		$ (3,425)	$ (4,864)

[1]	Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.